NUVEEN CALIFORNIA TAX FREE FUND

SUPPLEMENT DATED NOVEMBER 18, 2011

TO THE PROSPECTUS DATED JUNE 30, 2011

Proposed Reorganization of

Nuveen California Tax Free Fund and Nuveen California Municipal Bond Fund 2

into Nuveen California Municipal Bond Fund

The Board of Trustees/Directors of Nuveen Multistate Trust II (“NMT II”) and Nuveen Investment Funds, Inc. (“NIF”) has approved the reorganization of Nuveen California Tax Free Fund (“California Tax Free Fund”), a series of NIF, and Nuveen California Municipal Bond Fund 2 (“California Municipal Bond Fund 2”), a series of NMT II, into Nuveen California Municipal Bond Fund (the “Acquiring Fund”), a series of NMT II. California Tax Free Fund and California Municipal Bond Fund 2 are referred to together as the “Acquired Funds.” In order for the reorganization to occur for California Tax Free Fund, it must be approved by the shareholders of that fund. There is no requirement that shareholders of both California Tax Free Fund and California Municipal Bond Fund 2 approve the reorganization. Therefore, it is possible that the reorganization could occur between the Acquiring Fund and only one of the Acquired Funds.

If California Tax Free Fund’s shareholders approve the reorganization, California Tax Free Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to California Tax Free Fund shareholders and California Tax Free Fund will be terminated. As a result of these transactions, California Tax Free Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of California Tax Free Fund. Each California Tax Free Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s California Tax Free Fund shares immediately prior to the closing of the reorganization.

A special meeting of California Tax Free Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in mid-to-late March 2012. If the required approval is obtained, it is anticipated that the reorganization will be consummated shortly after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of California Tax Free Fund in mid-February 2012.

California Tax Free Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for California Tax Free Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-FCAP-1111P

NUVEEN TAX FREE FUND

SUPPLEMENT DATED NOVEMBER 18, 2011

TO THE PROSPECTUS DATED AUGUST 31, 2011

Proposed Reorganization of

Nuveen Tax Free Fund, Nuveen Municipal Bond Fund and Nuveen Municipal Bond Fund 2 into Nuveen All-American Municipal Bond Fund

The Board of Trustees/Directors of Nuveen Municipal Trust (“NMT”), Nuveen Multistate Trust I (“NMT I”) and Nuveen Investment Funds, Inc. (“NIF”) has approved the reorganization of Nuveen Tax Free Fund (“Tax Free Fund”), a series of NIF, Nuveen Municipal Bond Fund (“Municipal Bond Fund”), a series of NMT, and Nuveen Municipal Bond Fund 2 (“Municipal Bond Fund 2”), a series of NMT I, into Nuveen All-American Municipal Bond Fund (the “Acquiring Fund”), a series of NMT. Tax Free Fund, Municipal Bond Fund and Municipal Bond Fund 2 are referred to together as the “Acquired Funds.” In order for the reorganization to occur for Tax Free Fund, it must be approved by the shareholders of that fund. There is no requirement that shareholders of each Acquired Fund approve the reorganization. Therefore, it is possible that the reorganization could occur between the Acquiring Fund and only one or two, rather than all three, of the Acquired Funds.

If Tax Free Fund’s shareholders approve the reorganization, Tax Free Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Tax Free Fund shareholders and Tax Free Fund will be terminated. As a result of these transactions, Tax Free Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of Tax Free Fund. Each Tax Free Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Tax Free Fund shares immediately prior to the closing of the reorganization.

A special meeting of Tax Free Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in mid-March 2012. If the required approval is obtained, it is anticipated that the reorganization will be consummated shortly after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of Tax Free Fund in mid-February 2012.

Tax Free Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for Tax Free Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-FTFP-1111P